Parent Company Information (Tables)	6 Months Ended
Dec. 31, 2024
Parent Company Information [Abstract]
Schedule of Parent Company Balance Sheets

As of December 31, 2024 and June 30, 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the CFS, if any.

	As of December 31,	As of June 30,
	2024	2024
	(Unaudited)
ASSETS
Current assets:
Cash	$247,586	$-
Loans receivable	4,515,050
Other receivables	37,000	1
Total current assets	4,799,636	1
Non-current assets:
Deferred offering cost	-	80,000
Investment in subsidiaries	3,451,043	4,709,197
Total non-current assets	3,451,043	4,789,197

Total assets	$8,250,679	$4,789,198

LIABILITIES AND EQUITY
Current Liabilities
Other payables and other current liabilities	$495,975	$472,350
Total current liabilities	495,975	472,350

Total liabilities	495,975	472,350

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively)	1,875	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	6,833,912	2,236,677
Statutory reserves	761,989	755,100
Retained earnings	452,050	1,583,977
Accumulated other comprehensive loss	(293,423)	(258,907)
Total equity	7,754,704	4,316,848

Total liabilities and equity	$8,250,679	$4,789,198

Schedule of Parent Company Statements of Loss and Comprehensive Loss
	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Equity in loss of subsidiaries	$(822,474)	$(1,401,698)

Operating expenses:
General and administrative	(339,126)	(60,000)
Total Operating expenses	(339,126)	(60,000)

Other income:
Other income, net	36,562	-
Total other income, net	36,562	-

Net loss	(1,125,038)	(1,461,698)
Foreign currency translation adjustment	(34,516)	103,753
Comprehensive loss	$(1,159,554)	$(1,357,945)

Schedule of Parent Company Statements of Cash Flows
	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Cash flows from operating activities
Net loss	$(1,125,038)	$(1,461,698)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	822,474	1,401,698
Other receivables	(36,999)
Other payables and other current liabilities	(23,750)	60,000
Net cash used in operating activities	(363,313)	-

Cash flows from investing activities
Loans to third parties	(4,515,050)
Purchases of long-term investments	(202,000)	-
Net cash used in investing activities	(4,717,050)	-

Cash flows from financing activities
Net proceeds from initial public offering	5,327,949	-
Net cash provided by financing activities	5,327,949	-

Net increase in cash	247,586	-
Cash at the beginning of the period	-	-
Cash at the end of the period	$247,586	$-